Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Statement Of Financial Position [Abstract]
Accounts receivable, allowance	$ 510	3,091	3,091
Prepayments and other current assets	1,535	9,292	10,270
Deposits for non-current assets	$ 4,386	26,552	26,552
Ordinary shares, par value per share	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	142,353,532	142,353,532	142,353,532
Ordinary shares, shares outstanding	134,836,300	134,836,300	135,487,408
Treasury stock, shares	7,517,232	7,517,232	6,866,124